Accounts receivable, net (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Accounts receivable, net
Schedule of accounts receivable, net

	April 30,	October 31,
	2025	2024
Accounts receivable	$5,280,174	$5,161,469
Allowance for credit losses	(894,223)	(566,572)
Total accounts receivable, net	$4,385,951	$4,594,897

	Years Ended October 31,
	2024	2023
Accounts receivable	$5,161,469	$4,297,966
Allowance for doubtful accounts	(566,572)	(345,311)
Total accounts receivable, net	$4,594,897	$3,952,655

Schedule of movements of allowance for credit losses

	April 30,	October 31,
	2025	2024
Beginning balance	$566,572	$345,310
Addition	339,675	209,624
Exchange rate effect	(12,024)	11,638
Ending balance	$894,223	$566,572

	Years Ended October 31,
	2024	2023
Beginning balance	$345,310	$187,618
Addition	221,262	157,693
Ending balance	$566,572	$345,311